CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure
Condensed Balance Sheet

	As of December 31,
	2013	2014
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	282,584	534,390	86,128
Short-term investments	—	428,330	69,034
Prepayments and other current assets	515	2,325	375
Due from related parities	72,475	698,888	112,640

Total current assets	355,574	1,663,933	268,177

Non-current assets
Intangible assets, net	18,815	36,062	5,812
Goodwill	39,435	39,578	6,379
Long-term investments	—	55,740	8,984
Investment in subsidiaries	204,338	436,286	70,317

Total non-current assets	262,588	567,666	91,492

Total assets	618,162	2,231,599	359,669

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	5,257	6,919	1,117
Redemption right liabilities	5,711	520	84
Due to related parties	5,428	12,272	1,978
Income tax payable	95	1,188	191

Total current liabilities	16,491	20,899	3,370

Non-current liabilities
Other non-current liabilities	7,603	4,362	703

Total non-current liabilities	7,603	4,362	703

Total liabilities	24,094	25,261	4,073
Mezzanine equity
Series A Preferred Shares (par value of US$0.000025 per share, 102,409,639 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively)	119,976	—	—
Series B Preferred Shares (par value of US$0.000025 per share, 122,495,531 and nil shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively)	321,965	—	—
Total mezzanine equity	441,941	—	—
Shareholders’ equity
Ordinary shares (par value of US$0.000025 per share; 1,775,094,830 and nil shares authorized as of December 31, 2013 and 2014, respectively; 1,000,551,482 and nil shares issued as of December 31, 2013 and 2014, respectively; 900,551,482 and nil shares outstanding as of December 31, 2013 and 2014, respectively)	150	—	—
Class A ordinary shares (par value of US$0.000025 per share; nil and 7,600,000,000 shares authorized as of December 31, 2013 and 2014, respectively; nil and 288,988,560 shares issued as of December 31, 2013 and 2014, respectively; nil and 260,045,912 shares outstanding as of December 31, 2013 and 2014, respectively)	—	42	7
Class B ordinary shares (par value of US$0.000025 per share; nil and 1,400,000,000 shares authorized as of December 31, 2013 and 2014, respectively; nil and 1,127,614,152 shares issued as of December 31, 2013 and 2014, respectively; nil and 1,095,456,652 shares outstanding as of December 31, 2013 and 2014, respectively)	—	180	29
Additional paid-in capital	63,919	2,059,983	332,007
Accumulated other comprehensive income	13,239	3,373	544
Retained earnings	74,819	142,760	23,009
Total shareholders’ equity	152,127	2,206,338	355,596

Total liabilities, mezzanine equity and shareholders’ equity	618,162	2,231,599	359,669

Condensed Income Statement

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Revenues	—	2,070	22,002	3,546
Cost of revenues	—	(1,950)	(17,752)	(2,861)

Gross profit	—	120	4,250	685

Operating expenses
Research and development	—	(12,491)	(44,011)	(7,093)
Selling and marketing	—	—	(31)	(5)
General and administrative	(1,541)	(15,146)	(13,103)	(2,112)

Total operating expenses	(1,541)	(27,637)	(57,145)	(9,210)

Equity in profit of subsidiaries	9,747	76,031	99,213	15,990
Interest income	1,442	2,494	20,908	3,370
Changes in fair value of redemption right granted to a noncontrolling shareholder	—	11,146	3,576	576
Changes in fair value of contingent consideration	—	(973)	(1,755)	(283)
Foreign exchange differences	215	946	(17)	(3)

Income before income taxes	9,863	62,127	69,030	11,125

Income tax expenses	(19)	(109)	(1,089)	(176)

Net income	9,844	62,018	67,941	10,949

Other comprehensive loss, net of tax
Foreign currency translation adjustments	(260)	(8,807)	(6,918)	(1,115)

Other comprehensive loss	(260)	(8,807)	(6,918)	(1,115)

Total comprehensive income	9,584	53,211	61,023	9,834

Condensed Cash Flow Statement

	Years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net cash provided (used) by operating activities	392	1,335	(629,518)	(101,460)
Net cash used in investing activities	(46,361)	(57,070)	(516,106)	(83,181)
Net cash provided by financing activities	628	321,965	1,404,056	226,293
Effect of exchange rate changes on cash	(209)	(5,504)	(6,626)	(1,068)

Net increase (decrease) in cash	(45,550)	260,726	251,806	40,584

Cash at beginning of the year	67,408	21,858	282,584	45,544

Cash at end of the year	21,858	282,584	534,390	86,128